SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

These consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions, including those related to account receivables and sales allowances, inventory write-offs, goodwill, accrued warranty costs, legal contingencies, income taxes, retirement and post-retirement benefits (including the actuarial assumptions), as well as in estimates used in applying the revenue recognition policy. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

c.	Financial statements in U.S. dollars:

A majority of the Company's revenues is generated in U.S dollars. In addition, most of the Company's costs are denominated and determined in U.S. dollars. The Company's management believes that the U.S dollar is the currency in the primary economic environment in which the Company operates. Thus, the functional currency of Lumenis Ltd. and certain subsidiaries is the U.S dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses resulting from the re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations as financial income or expenses as appropriate.

The financial statements of certain subsidiaries of Lumenis Ltd. of which the functional currency is not the dollar have been translated into dollars. All amounts on the balance sheets have been translated into the dollar using the exchange rates in effect on the relevant balance sheet dates. All amounts in the statements of operations have been translated into the dollar using the exchange rate on the respective dates on which those elements are recognized. The resulting translation adjustments are reported as a component of accumulated other comprehensive income in shareholders' equity (deficiency).

d.	Cash and cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less, at the date acquired.

e.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months and up to one year. As of December 31, 2011, the Company's bank deposits were in U.S. dollars and New Israel Shekels ("NIS") and bore interest at weighted average interest rates of 2.9%. Short-term deposits are presented at their cost, including accrued interest.

f.	Inventories:

Inventories are stated at the lower of cost or market and include raw materials, work in process and finished goods. Cost is determined as follows:

Raw Materials and Work in Progress (WIP) - Cost is determined on a standard cost basis utilizing weighted average of historical purchases, which approximates actual cost.

Finished goods are stated at the lower of cost (weighted average cost method) or market, based on standard cost which includes labor and manufacturing overhead.

The Company regularly evaluates the ability to realize the value of inventory based on a combination of factors including the following: historical usage rates, product end of life dates, technological obsolescence, estimated current and future market values and new product introductions. When recorded, the write-offs are intended to reduce the carrying value of inventory to its net realizable value. If actual demand for the Company's products deteriorates, or market conditions are less favorable than those projected, additional inventory write-offs may be required.

During 2012, 2011 and 2010, the Company recorded write-offs for inventory no longer required in amounts of $ 3,957, $ 5,807 and $ 2,540, respectively.

h.	Finished goods used in operations:

Finished goods used in operations represent finished products used for promotional purposes and are generally depreciated over a period of three years.

i.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Leasehold improvements	Over the shorter of the term of the lease or the life of the asset
Machinery and equipment	10 - 20 (mainly 10)
Computers and peripheral equipment	33
Office furniture and equipment	10 - 20 (mainly 10)
Motor vehicles	20

j.	Long-lived assets:

The Company's property and equipment and finished goods used in operations are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by such asset. If the asset in not recoverable, then if the carrying amount of an asset exceeds the fair value of such asset, an impairment charge is recognized with respect to the asset in the amount of such excess. During 2012, 2011 and 2010, no impairment losses were identified.

k.	Goodwill:

Goodwill has been recorded in the Company's consolidated financial statements as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired and is accounted for under ASC 350, "Intangibles - Goodwill and Other". Goodwill is not amortized, but rather is subject to an annual impairment test. ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment at the reporting unit level by comparing the fair value of the reporting unit with its carrying value. The Company performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. Goodwill is reviewed for impairment utilizing a two-step process. The first step of the impairment test requires the Company to identify the reporting units, and compare the fair value of each of these reporting units to the respective carrying value. If the carrying value is less than the fair value, no impairment exists and the second step does not need to be completed. If the carrying value is higher than the fair value, there is an indication that impairment may exist, and a second step must be performed to compute the amount of the impairment.

The Company identifies three reporting units that represent the three business reporting segments in which it operates, namely: (i) Surgical; (ii) Aesthetic; and (iii) Ophthalmic. Accordingly, the carrying amount of goodwill was assigned to each reporting segment.

As of December 31, 2012, 2011 and 2010 the goodwill amount assigned to each of the Surgical and Aesthetic reporting segment did not change.

The Company applies ASC 350 guidance when testing goodwill for impairment, which permits the Company to make a qualitative assessment of whether goodwill is impaired, or opt to bypass the qualitative assessment and proceed directly to performing the first step of the two-step impairment test. The Company estimated as of December 31, 2012, 2011 and 2010 the fair value of each of the reporting units using the Income Approach in the form of a discounted cash flow ("DCF") analysis. Significant estimates used in the calculation of DCF include estimates of future cash-flows, future short-term and long-term growth rates and weighted average cost of capital for each reporting unit. In addition, the Market Approach, which indicates the fair value of a business based on a comparison of the subject company to comparable/guideline publicly traded companies and/or transactions in its industry, was utilized to corroborate the overall value for the reporting units.

During 2012, 2011 and 2010, no impairment losses were recorded, as the fair value of all business units, as determined in the first step of impairment test, exceeded their carrying value.

l.	Revenue recognition:

The Company recognizes revenues in accordance with ASC 605-10-S99 (SEC Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition"), which requires that the following four criteria be met in order to recognize revenue:

1.	Persuasive evidence of an agreement exists;
2.	Delivery has occurred or services have been rendered;
3.	The selling price is fixed or determinable; and
4.	Collectability is reasonably assured.

The timing for revenue recognition amongst the various products and customers is dependent upon satisfaction of such criteria and generally varies from shipment to delivery to the customer depending on the specific shipping terms of a given transaction, as stipulated in the agreement with each customer. Revenues from service contracts are recognized on a straight-line basis over the life of the related service contracts.

The Company's products sold through agreements with distributors are generally non-exchangeable, non-refundable, non-returnable and without any rights of price protection or stock rotation. Accordingly, the Company generally considers distributors as end-users.

Although, in general, the Company does not grant rights of return, there are certain instances where such rights are granted. The Company maintains a provision for returns in accordance with ASC 605, "Revenue Recognition", which is estimated, based primarily on historical experience as well as management judgment, and is recorded through a reduction of revenue.

Deferred revenue includes primarily the fair value of unearned amounts of service contracts, arrangements with specific acceptance provisions that have not been satisfied by the end of the period and cases where the Company has not completed delivery of goods in accordance with the agreed-upon delivery terms.

Part of the Company's revenue transaction with end-users includes multiple elements within a single contract if it is determined that multiple units of accounting exist.

Commencing January 1, 2011, the Company adopted Accountings Standards Update ("ASU") 2009-13, "Multiple-Deliverable Revenue Arrangements, (amendments to ASC Topic 605, Revenue Recognition)". ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendments eliminate the residual method of revenue allocation and require revenue to be allocated using the relative selling price method.

The primary type of transactions in which the Company engages for which ASU 2009-13 is applicable are agreements that include multiple elements which are delivered at different points in time. Such elements may include some or all of the following:

-	products;
-	installation of systems and training; and
-	extended warranty contracts (most systems are sold with a standard one year warranty).

The Company considers the sale of a product and the extended warranty element in the related agreement to be two separate accounting units of the arrangement and defers the relative selling price of the extended warranty element to the period in which it is earned.

In respect of sale of products, installation of systems and training, the Company considers the elements in the arrangement to be a single unit of accounting. In accordance with ASC 605, the Company has concluded that its arrangements are generally consistent with the indicators suggesting that installation and training are not essential to the functionality of the Company's systems. Accordingly, installation and training are considered inconsequential and perfunctory relative to the system and therefore the Company recognizes revenue for the system, installation and training upon delivery to the customer in accordance with the agreement delivery terms once all other revenue recognition criteria have been met, and provides for installation and training costs as appropriate.

For sale transactions entered into prior to January 1, 2011, the Company was required to account for sales of its products in accordance with ASC 605-25 (prior to its amendment by ASU 2009-13). ASC 605-25 generally required revenue earned on arrangements involving multiple elements to be allocated to each element based on the relative objective fair value of the elements. Accordingly, revenues were allocated to the different elements in the arrangement under the "residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and no VSOE exists for the delivered elements. Under the residual method, at the outset of the arrangement with a customer, the Company deferred revenues for the VSOE of its undelivered elements (extended warranty) and recognized revenue for the remainder of the arrangement fee attributable to the elements initially delivered in the arrangement. Any discount in the arrangement was allocated to the delivered element.

For fiscal 2011 and future periods, pursuant to the guidance of ASU 2009-13, when a sales arrangement contains multiple elements, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its VSOE if available, third-party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. The Company then recognizes revenue on each deliverable in accordance with its policies for product and service revenue recognition. VSOE of selling price is based on the price charged when the element is sold separately. In determining VSOE, the Company requires that a substantial majority of the selling prices fall within a reasonable range based on historical discounting trends for specific products and services. TPE of selling price is established by evaluating largely interchangeable competitor products or services in stand-alone sales to similarly situated customers. However, as the Company's products contain a significant element of proprietary technology and its solutions offer different features and functionality, the comparable pricing of products with similar functionality typically cannot be obtained. Additionally, as the Company is unable to reliably determine what competitors products' selling prices are on a stand-alone basis, the Company is not typically able to determine TPE. The best estimate of selling price is established considering multiple factors including, but not limited to pricing practices in different geographies and through different sales channels, gross margin objectives, internal costs, competitor pricing strategies, and industry technology lifecycles.

In addition, pursuant to the guidance of ASU 2009-13, the residual method of allocating arrangement consideration has been eliminated and the Company allocates arrangements' consideration based on the relative selling price method.

The Company adopted ASU 2009-13 effectively on a prospective basis for revenue arrangements entered into in fiscal years beginning on or after June 15, 2010, which for the Company was January 1, 2011, the first day of the Company's 2011 fiscal year.

The adoption of ASU 2009-13 did not have a material impact on the Company's consolidated results of operations and financial condition.

In instances where revenue is derived from sale of third-party vendor products and the Company is a principal in the transaction, the Company generally record revenue on a gross basis and record costs related to a sale within cost of revenue.  In those cases where the Company is acting as an agent between the customer and the vendor, revenue is recorded net of costs in accordance with ASC 605-45.

m.	Research and development costs:

Research and development costs are charged to the Company's statement of operations as incurred.

n.	Accrued warranty costs:

The Company generally warranties the majority of its products against defects and bugs for up to one-year, with certain products carrying a warranty for a more extended period of up to three years. The warranty period begins upon shipment, installation or delivery, depending upon the specifics of the transaction. The Company records a liability for accrued warranty costs at the time of sale of a unit, which represents the remaining warranty on products sold based on historical warranty costs and management's estimates. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts thereof as necessary.

Changes in the Company's warranty allowance during the fiscal years ended at December 31, 2012, 2011 and 2010 are as follows:

	Year ended December 31,
	2012	2011	2010

Balance at the beginning of the year	$6,459	$5,936	$5,744
Warranties issued during the year	7,258	9,688	7,363
Costs incurred with respect of warranties during the year	(8,328)	(9,165)	(7,171)

	$5,389	$6,459	$5,936

o.	Advertising expenses:

Advertising expenses are expensed as incurred. Advertising expenses for the years ended December 31, 2012, 2011 and 2010 were approximately $ 225, $ 392 and $ 439, respectively.

p.	Accounting for income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This codification prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and for carry-forward tax losses. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences, if not related to an asset or liability for financial reporting.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. Accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements, under which a company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

The tax benefits recognized in the consolidated financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Accordingly, the Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in tax expense.

q.	Accrued post-employment benefit:

The majority of the Company's employees in Israel have subscribed to Section 14 of Israel's Severance Pay Law, 5723-1963 ("Section 14"). Pursuant to Section 14, the Company's employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company's balance sheet.

With regards to employees in Israel that are not subject to Section 14, the Company's liability for severance pay is calculated pursuant to the Severance Pay Law, based on the most recent salary of the relevant employees multiplied by the number of years of employment as of the balance sheet date. These employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and an accrual. The value of these deposits is recorded as an asset on the Company's balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

The Company recorded its liability for severance pay as if it was payable at each balance sheet date (based on the "shut-down method") in accordance with ASC 715, "Compensation-Retirement Benefits".

Severance pay expenses for the years ended December 31, 2012, 2011 and 2010, were approximately $ 2,405, $ 2,065 and $ 1,779, respectively.

The Company has an unfunded and unsecured  defined benefit plan in respect of its employees in Japan.

Below are the measurement principles employed by the Company with respect to pension expenses for its Japanese employees:

1.	The net pension expenses for each accounting period consist of the following components:

a)	Current service costs - the actuarial increase in the pension liability relating to employee pension benefits in respect of the reporting period;

b)	Current interest costs - the increase in the pension liability due to the passage of time; and

c)	Actuarial losses (profits) recognized during the period, as described in (3) below.

2.
The net pension liability included in the balance sheet is computed on the basis of the liability at the beginning of the period, plus the current service costs and the current interest costs, less benefit payments.

3.
The difference, at the balance sheet date, between the pension liability, computed as stated in (2) above, and the actuarial liability at the same date reflects the balance of actuarial gains or losses which are deferred and are not immediately recognized in the consolidated financial statements.

These deferred actuarial gains or losses are calculated on an annual basis at the end of each year and are recorded in the statements of operations partially in the following year, if - and only if - at the end of the current reporting year, they amount to more than 10% of the greater of :

a)	the actuarial liability for pension payments; or

b)	the fair value of the pension fund assets.

The amount in excess of 10%, as stated above, will be recorded in the statements of operations, commencing from the following year, in equal annual installments over the anticipated period of employment (6.1 years) of the Lumenis Japan employees, who are members of the plan.

The actuarial calculations, as set forth below, have been performed in accordance with ASC 715.

	December 31,
	2012	2011

Accumulated benefit obligation	$4,696	$4,742

Change in projected benefit obligation:

Projected benefit obligation at beginning of year	$5,407	$4,619
Service cost	535	542
Interest cost	44	43
Actuarial (gain) loss	(245)	312
Currency exchange rate changes	(553)	237
Benefits paid	(179)	(346)

Projected benefit obligation at end of year	$5,009	$5,407

Net periodic benefit cost :

Service cost	$535	$542
Interest cost	44	43

Net periodic benefit cost	$579	$585

	December 31,
	2012	2011

Amounts recognized in accumulated other comprehensive income:

Net actuarial gain (loss), net of taxes	$146	$(211)

Accumulated other comprehensive loss , net of taxes	$190	$336

	December 31,
	2012	2011	2010

Assumptions used to calculate amounts above:

Discount rate	0.70%	0.90%	1.00%
Rate of compensation increase	1.00%	2.00%	2.00%

Benefit payments are expected to be paid as follows:

December 31,

2013	$598
2014	$446
2015	$410
2016	$514
2017	$993
2018-2022	$2,528

r.	Employee defined contribution plan:

The Company has a 401(K) defined contribution plan covering certain employees in the United States. All eligible employees may elect to contribute up to 25%, but generally not greater than $ 16.5 per year (for certain employees over 50 years of age the maximum contribution is $ 22 per year), of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits.

The Company matches 25% of employee contributions up to the plan limit of $ 1,000 per annum (through 2009). During the years ended December 31, 2012, 2011 and 2010 the Company did not record expenses for matching contributions.

s.	Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus potential dilutive ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

The total weighted average number of shares related to the outstanding options and warrants that have been excluded from the calculations of diluted net earnings per share was 20,421,865, 15,307,820 and 19,383,247 for the years ended December 31, 2012, 2011 and 2010, respectively.

t.	Equity-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation". ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of stock options granted under ASC 718 using the Black-Scholes option-pricing model that uses the weighted average assumptions noted in the table below.

The Company retained the service of a third party appraiser to calculate the fair market value of its ordinary shares and other assumptions used in the Black-Scholes option-pricing model. The weighted average fair value of options granted during the year, as calculated by the third party appraiser, was $ 0.72, $ 0.74 and $ 0.69 for the years ended December 31, 2012, 2011 and 2010, respectively.

In applying the volatility element of the Black-Scholes option-pricing model to the Company's shares, due to the de-registration of the shares in 2006, the expected volatility of the price of such shares is based on volatility of similar companies whose share prices are publicly available over an historical period equivalent to the option's expected term. The risk-free interest rate is based on the yield of U.S. treasury bonds with equivalent terms. The dividend yield is based on the Company's historical and future expectation of dividends payouts. Historically, the Company has not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

The expected term of options granted represents the period of time that options granted are expected to be outstanding, and is determined based on the simplified method in accordance with ASC 718-10-S99-1 (SAB No. 110), as adequate historical experience is not available to provide a reasonable estimate. The Company adopted SAB No. 110 effective January 1, 2008 and will continue to apply the simplified method until sufficient historical experience is available to provide a reasonable estimate of the expected term for stock option grants.

	Year ended December 31,
	2012	2011	2010

Volatility	73%	76%	75%
Risk-free interest rate	0.93%	1.19%	2.15%
Dividend yield	0%	0%	0%
Expected term	4.70 years	4.72 years	4.57 years

The Company's annual compensation cost for the years ended December 31, 2012, 2011 and 2010 totaled $ 3,285, $ 747 and $ 869, respectively.

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2012, 2011 and 2010, was comprised as follows:

	Year ended December 31,
	2012	2011	2010

Cost of goods sold	$127	$104	$70
Research and development	189	186	123
Sales and marketing	385	249	243
General and administrative	2,584	208	433

Total equity-based compensation expense	$3,285	$747	$869

The total unrecognized compensation cost amounted to $ 5,336 at December 31, 2012, and is expected to be recognized over a weighted average period of approximately 3.12 years.

u.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables and trade payables approximate their fair value due to the short-term maturity of such instruments.

The fair value of foreign currency contracts, Interest Rate Swap (used for hedging purposes), Cash fee and the embedded derivative instrument (see also Note 2w) is estimated by obtaining current quotes from banks and third party valuations.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a   liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -	Other inputs that are directly or indirectly observable in the marketplace; and

  Level 3 -            Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value (see also Note 14).

The carrying amount of the Company's bank debt that was treated in accordance with ASC 470-60, "Debt-Troubled Debt Restructurings by Debtors" (see also Note 9) does not approximate its fair value, which amounts to $73,862, based on discounted future cash flows (level 3).

v.	Concentration of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term and long-term bank deposits, trade receivables, interest rate swap and foreign currency derivative contracts.

The majority of the Company's cash and cash equivalents and short-term and long-term bank deposits are invested with major banks in Israel and the United States. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally cash and cash equivalents and short term deposits may be redeemed upon demand and therefore bear low risk.

The trade receivables of the Company and its subsidiaries are derived from sales to customers located primarily in the Americas, Europe - Middle East - Africa ("EMEA") and the Far East, including Japan. The Company and its subsidiaries perform ongoing credit evaluations of their customers and may obtain letters of credit and bank guarantees for certain receivables. In addition, the Company insures certain of its receivables with a credit insurance company. An allowance for doubtful accounts is provided with respect to specific debts that the Company has determined to be doubtful of collection.  For those debts not specifically reviewed, provisions are recorded at a specific rate, based upon the age of the receivable, the collection history, current economic trends and management estimates.

The Company charges off receivables when they are deemed uncollectible. Actual collection experience may not meet expectations and may result in increased bad debt expense.

Changes in the Company's allowance for doubtful accounts during the fiscal years ended at December 31, 2012, 2011 and 2010 are as follows:

	Year ended December 31,
	2012	2011	2010

Balance at the beginning of the year	$2,789	$3,406	$3,701
Doubtful debt expenses (income) during the year	102	(78)	56
Customer write-offs during the year	(528)	(564)	(306)
Exchange rate	16	25	(45)

	$2,379	$2,789	$3,406

w.	Derivative instruments:

ASC 815, "Derivative and Hedging", requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Derivative instruments designated as hedging instruments:

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

To hedge against the risk of overall changes in cash flows resulting from foreign currency trade payables and salary payments during the year, the Company has instituted a foreign currency cash flow hedging program. The Company hedges portions of its forecasted expenses denominated in New Israel Shekels. These forward contracts are designated as cash flow hedges, as defined by ASC 815, and are all effective, as their critical terms match underlying transactions being hedged.

As of December 31, 2012, the unrealized gain recorded in accumulated other comprehensive income from the Company's currency forward and option transactions is $ 745. Such amount will be recorded in the Company's earnings during 2013. At December 31, 2012, the notional amounts of foreign exchange forward contracts which the Company entered into were $ 15,182. The foreign exchange forward contracts will expire through December, 2013.

To hedge against the potential risks related to changes in interest rates, on March 4, 2008, the Company entered into an interest rate swap ("IRS") transaction with respect to a $ 40,000 loan, which is due in stages from the third quarter of 2009 until the end of the third quarter of 2013. Under the terms of the IRS, the Company will pay a fixed interest rate of 3.13% and will receive the three month LIBOR rate of interest. The fair value of the IRS was reflected in other account payable and accrued expenses and the changes in the fair value were included in other comprehensive income ("OCI"). The IRS hedge results prior to the amendment to the restructuring agreement entered into by the Company and Bank Hapoalim B.M. on June 30, 2009 ("2009 Amendment") was recorded against the restructured loan amount, as no interest was recognized for such restructured debt (see Note 9). Subsequent to the 2009 Amendment, a pro-rata amount of the IRS hedge results representing the ratio between the recorded interest expense on the debt based on ASC 470-60 and the actual interest payments on the debt is included as part of financial expense arising from the restructured debt while the remaining amount was recorded in OCI.

Derivative instruments not designated as hedging instruments:

In addition to the derivatives that are designated as hedges as discussed above, the Company enters into certain foreign exchange forward to economically hedge a portion of its forecasted inter-company sales denominated in euros and Japanese yen. Gains and losses related to such derivative instruments are recorded in financial expenses, net. At December 31, 2012, the notional amount of foreign exchange forward contracts which the Company entered into was $ 10,643. The foreign exchange forward contracts will expire through December, 2013.

Embedded derivative instruments:

The Company has entered into a lease agreement in respect of its new facilities in Israel which contains monthly lease payments, stated in U.S. dollars, including a "floor" of the exchange rate at 1 U.S. dollar = NIS 4.05.

Pursuant to ASC 815, the floor foreign exchange currency rate creates an embedded derivative, the fair value of which should be measured and bifurcated at inception from the lease agreement and recorded as a liability. The change in the mark to market of the embedded derivative value is recorded in financial expenses, net in each respective reporting period.

The following tables present fair value amounts of, and gains and losses recorded in relation to, the Company's derivative instruments and related hedged items:

		Fair Value of Derivative Instruments
		Year ended December 31,
	Balance Sheet Location	2012	2011
Derivative Assets:

Derivatives designated as hedging instruments:
Foreign exchange option and forward contracts	Prepaid expenses and other receivables	$745	$-

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Prepaid expenses and other receivables	547	335

Total		$1,292	$335

Derivative Liabilities:

Derivatives designated as hedging instruments:
Interest Rate Swap	Other accounts payable and accrued expenses	$(105)	$(433)
Foreign exchange option and forward contracts	Other accounts payable and accrued expenses	-	(344)

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts payable and accrued expenses	(159)	(283)
Lease embedded derivative	Other accounts payable and accrued expenses	(197)	(152)
Lease embedded derivative	Other long term liabilities	(1,369)	(1,131)
Cash fee	Other long term liabilities	(282)	(501)

Total		$(2,112)	$(2,844)

	Gain (loss) Recognized in Other Comprehensive Income, net		Gain (loss) Recognized in Statements of Operations
	Year ended December 31,		Statements of Operations	Year ended December 31,
	2012	2011	Item	2012	2011

Derivatives designated as hedging instruments:
Interest Rate Swap	$(677)	$545	Financial expenses	$635	$(696)
Foreign exchange option and forward contract	1,090	(133)	Operating income (expenses)	(349)	874

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	-	-	Financial (expense) income	1,235	(1,633)
Lease embedded derivative	-	-	Financial (expense) income	(399)	992
Cash Fee	-	-	Financial (expense) income	219	73

Total	$413	$412		$1,341	$(390)

x.	Restructuring and other related costs:

The Company has implemented and accounted for two cost reductions plans, one in 2008 ("2008 restructuring plan") and one in 2009 ("2009 restructuring plan"), as restructuring plans in accordance with ASC 420, "Exit or Disposal Cost Obligation". At December 31, 2012 and 2010, the Company completed its 2009 and 2008 restructuring plans, respectively.

As of December 31, 2012, the major components of the 2009 restructuring plan charges are as follows:

	Employee termination benefits	Lease abandonment	Total

Balance as of January 1, 2011	$180	$915	$1,095
Cash outlays	(98)	(437)	(535)

Balance as of December 31, 2011	82	478	560
Cash outlays	(82)	(478)	(560)

Balance as of December 31, 2012	$--	$--	$--

y.	Transfers of financial assets:

ASC 860, "Transfers and servicing", establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company structures applicable arrangements such that the underlying conditions are met for the transfer of financial assets to qualify for accounting as a sale.

During the year ended December 31, 2012, the Company sold trade receivables to an Israeli financial institution. Control and risk of those trade receivables were fully transferred in accordance with ASC 860. At December 31, 2012 and 2011 the Company had balances from customers and trade receivables that had been sold to such financial institution in the amount of $ 4,693 and $ 5,696, respectively.

The agreements pursuant to which the Company sells its trade receivables, are structured such that the Company: (i) transfers the proprietary rights in a receivable from the Company to a financial institution; (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the lawful reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (iv) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

z.	Comprehensive income (loss):

In 2012, the Company adopted ASU No 2011-05 presentation of comprehensive income. This amended standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity (Deficiency), and requires that all changes in stockholders' equity (Deficiency)- except investments by, and distributions to, owners-  be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company's adoption of this amended standard impacted the presentation of other comprehensive income, as the Company has elected to present two separate but consecutive statements, but it did not have an impact on the Company's financial position or results of operations.

The total accumulated other comprehensive income, net was comprised as follows:

	Year ended December 31,
	2012	2011	2010

Accumulated losses on derivative instruments	$(945)	$(1,358)	$(1,770)
Deferred pension items, net of taxes	(190)	(336)	(125)
Accumulated foreign currency translation differences	16,711	17,151	16,464

Total accumulated other comprehensive income, net	$15,576	$15,457	$14,569

aa.	Capitalized software costs:

The Company follows the accounting guidance specified in ASC 350-40, "Internal-Use Software". The Company capitalizes costs incurred in the acquisition or development of software for internal use, including the costs of the software, materials, and consultants incurred in developing internal-use computer software, once final selection of the software is made. Costs incurred prior to the final selection of software and costs not qualifying for capitalization are charged to expense. Capitalized software costs are amortized on a straight-line basis over three years.

ab.	Reclassification:

Certain amounts in prior years' consolidated financial statements have been reclassified to conform with the current year's presentation.

ac.	Impact of recently issued accounting standards still not effective for the Company as of December 31, 2012:

In July 2012, the Financial Accounting Standards Board ("FASB") issued ASU No.  2012-02, "Intangibles-Goodwill and Other (Topic 350): Testing Indefinite Intangibles Assets for Impairment," ("ASU 2012 02"),  which amended the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment allowing an entity to perform a qualitative impairment assessment. If the entity determines that it is not more likely than not that the fair value of the reporting unit is less than the carrying amount, further testing of indefinite-lived intangible assets for impairment is not required and the entity would not need to calculate the fair value of the asset and perform a quantitative impairment test. In addition, the standard did not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it revised the examples of events and circumstances that an entity should consider in interim periods, which are identical to those assessed in the annual qualitative assessment described above. ASU 2012-02 was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption being permitted. The company believes that the adoption of this standard will not have a material impact on its consolidated statements.

In December 2011, the FASB issued ASU No. 2011-11, "Balance Sheet (210): Disclosures about Offsetting Assets and Liabilities," which requires additional disclosures about the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein, with retrospective application required. In January 2013, the FASB issued Accounting Standard Update No. 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities." The Company believes that the adoption of both the standard and the update will not have a material impact on our consolidated financial statements.